Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.03%)
COMMUNICATION SERVICES (4.74%)
Entertainment (0.56%)
Netflix, Inc.(a)	34,247	$8,063,114

Interactive Media & Services (3.58%)
Alphabet, Inc., Class A(a)	129,440	12,380,936
Alphabet, Inc., Class C(a)	285,700	27,470,055
Match Group, Inc.(a)	104,207	4,975,884
Meta Platforms, Inc., Class A(a)	52,535	7,127,949
		51,954,824
Media (0.60%)
Omnicom Group, Inc.	138,145	8,715,568

CONSUMER DISCRETIONARY (15.12%)
Auto Components (1.32%)
Cie Generale des Etablissements Michelin SCA(b)	455,680	5,064,883
Lear Corp.	117,329	14,043,108
		19,107,991
Hotels, Restaurants & Leisure (2.36%)
Booking Holdings, Inc.(a)	10,495	17,245,489
Starbucks Corp.	83,145	7,005,798
Yum! Brands, Inc.	94,078	10,004,254
		34,255,541
Household Durables (2.77%)
Lennar Corp., Class A	107,200	7,991,760
Lennar Corp., Class B	2,500	148,775
Mohawk Industries, Inc.(a)	67,297	6,136,814
Newell Brands, Inc.	670,289	9,310,314
Sony Group Corp.(b)	258,736	16,572,041
		40,159,704
Internet & Direct Marketing Retail (2.40%)
Amazon.com, Inc.(a)	308,761	34,889,993

Multiline Retail (2.27%)
Dollar General Corp.	82,428	19,771,180
Dollar Tree, Inc.(a)	96,595	13,146,580
		32,917,760
Specialty Retail (2.04%)
CarMax, Inc.(a)	115,361	7,616,133
Home Depot, Inc.	26,980	7,444,861
TJX Cos., Inc.	123,846	7,693,314

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2022	7

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	17,071	$6,848,714
		29,603,022
Textiles, Apparel & Luxury Goods (1.96%)
Gildan Activewear, Inc.	377,917	10,683,714
NIKE, Inc., Class B	58,560	4,867,507
PVH Corp.	107,324	4,808,115
Skechers U.S.A., Inc., Class A(a)	254,954	8,087,141
		28,446,477
CONSUMER STAPLES (3.24%)
Beverages (1.00%)
Coca-Cola Co.	135,500	7,590,710
Constellation Brands, Inc., Class A	30,300	6,959,304
		14,550,014
Food & Staples Retailing (0.64%)
Costco Wholesale Corp.	19,716	9,311,275

Food Products (0.34%)
Tyson Foods, Inc., Class A	74,900	4,938,157

Household Products (0.48%)
Procter & Gamble Co.	54,600	6,893,250

Personal Products (0.78%)
Unilever PLC(b)	258,896	11,350,001

ENERGY (2.78%)
Energy Equipment & Services (1.28%)
Halliburton Co.	264,253	6,505,909
NOV, Inc.	429,929	6,956,251
Schlumberger NV	139,668	5,014,081
		18,476,241
Oil, Gas & Consumable Fuels (1.50%)
Coterra Energy, Inc.	326,100	8,517,732
Exxon Mobil Corp.	54,865	4,790,263
Phillips 66	65,400	5,279,088
Shell PLC(b)	64,587	3,213,849
		21,800,932
FINANCIALS (18.91%)
Banks (4.71%)
Bank of America Corp.	221,632	6,693,286

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	322,309	$13,430,616
Commerce Bancshares, Inc.	70,200	4,644,432
Cullen/Frost Bankers, Inc.	54,700	7,232,434
JPMorgan Chase & Co.	114,623	11,978,104
Mitsubishi UFJ Financial Group, Inc.(b)	759,100	3,415,950
PNC Financial Services Group, Inc.	48,200	7,202,044
Wells Fargo & Co.	341,937	13,752,706
		68,349,572
Capital Markets (6.69%)
Ameriprise Financial, Inc.	32,400	8,163,180
BlackRock, Inc.	10,898	5,996,951
Blackstone Group LP	83,200	6,963,840
Charles Schwab Corp.	340,079	24,441,478
Goldman Sachs Group, Inc.	16,458	4,823,017
MSCI, Inc.	29,429	12,412,858
Northern Trust Corp.	119,714	10,242,730
S&P Global, Inc.	67,733	20,682,271
UBS Group AG(c)	231,175	3,354,349
		97,080,674
Consumer Finance (1.67%)
American Express Co.	54,492	7,351,516
Capital One Financial Corp.	182,101	16,784,249
		24,135,765
Diversified Financial Services (2.44%)
Berkshire Hathaway, Inc., Class B(a)	66,648	17,796,349
Equitable Holdings, Inc.	371,413	9,786,733
Voya Financial, Inc.	129,803	7,853,081
		35,436,163
Insurance (3.40%)
American International Group, Inc.	198,368	9,418,513
Arch Capital Group, Ltd.(a)	182,061	8,291,058
Axis Capital Holdings, Ltd.	171,252	8,417,036
Cincinnati Financial Corp.	71,000	6,359,470
MetLife, Inc.	175,534	10,668,956
Progressive Corp.	53,520	6,219,559
		49,374,592
HEALTH CARE (13.67%)
Biotechnology (1.33%)
Amgen, Inc.	36,600	8,249,640
Regeneron Pharmaceuticals, Inc.(a)	16,011	11,029,498
		19,279,138

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2022	9

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (3.63%)
Abbott Laboratories	55,841	$5,403,175
Alcon, Inc.	101,700	5,916,906
Align Technology, Inc.(a)	19,546	4,048,172
Boston Scientific Corp.(a)	151,897	5,882,971
Dexcom, Inc.(a)	68,444	5,512,480
Intuitive Surgical, Inc.(a)	42,636	7,991,692
Koninklijke Philips NV	316,403	4,869,442
Medtronic PLC	67,700	5,466,775
Smith & Nephew PLC(b)(c)	327,567	7,606,105
		52,697,718
Health Care Providers & Services (3.42%)
Cardinal Health, Inc.	88,179	5,879,775
Fresenius Medical Care AG & Co. KGaA(b)	748,421	10,507,831
McKesson Corp.	18,648	6,337,896
UnitedHealth Group, Inc.	53,219	26,877,724
		49,603,226
Life Sciences Tools & Services (3.21%)
Danaher Corp.	84,249	21,760,674
IQVIA Holdings, Inc.(a)	82,812	15,000,566
Thermo Fisher Scientific, Inc.	19,493	9,886,655
		46,647,895
Pharmaceuticals (2.08%)
Bristol-Myers Squibb Co.	144,486	10,271,510
Merck & Co., Inc.	86,330	7,434,740
Pfizer, Inc.	95,506	4,179,342
Zoetis, Inc.	55,850	8,281,996
		30,167,588
INDUSTRIALS (8.28%)
Aerospace & Defense (0.46%)
General Dynamics Corp.	31,200	6,619,704

Building Products (1.60%)
Carlisle Companies, Inc.	39,110	10,966,835
Masco Corp.	262,500	12,256,125
		23,222,960
Commercial Services & Supplies (0.45%)
Waste Connections, Inc.	48,650	6,574,075

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Electrical Equipment (0.51%)
Eaton Corp. PLC	55,793	$7,440,554

Industrial Conglomerates (1.56%)
General Electric Co.	248,922	15,410,761
Honeywell International, Inc.	43,300	7,229,801
		22,640,562
Machinery (2.76%)
Oshkosh Corp.	58,000	4,076,820
PACCAR, Inc.	136,923	11,459,086
Parker-Hannifin Corp.	32,100	7,778,151
Wabtec Corp.	117,119	9,527,631
Xylem, Inc.	82,200	7,180,992
		40,022,680
Professional Services (0.33%)
TransUnion	81,400	4,842,486

Trading Companies & Distributors (0.61%)
Ferguson PLC(c)	85,481	8,798,559

INFORMATION TECHNOLOGY (20.87%)
Electronic Equipment, Instruments & Components (0.80%)
CDW Corp.	74,599	11,643,412

IT Services (5.31%)
Amdocs, Ltd.	120,107	9,542,501
Cognizant Technology Solutions Corp., Class A	204,848	11,766,469
FleetCor Technologies, Inc.(a)	38,829	6,840,505
Mastercard, Inc., Class A	30,196	8,585,931
PayPal Holdings, Inc.(a)	89,852	7,733,562
Snowflake, Inc., Class A(a)	21,125	3,590,405
Twilio, Inc., Class A(a)	42,044	2,906,922
Visa, Inc., Class A	147,242	26,157,541
		77,123,836
Semiconductors & Semiconductor Equipment (3.34%)
ASML Holding N.V.	13,944	5,791,640
Enphase Energy, Inc.(a)	23,346	6,477,815
Microchip Technology, Inc.	136,000	8,300,080
Micron Technology, Inc.	196,933	9,866,343
NVIDIA Corp.	82,967	10,071,364

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2022	11

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	70,000	$7,908,600
		48,415,842
Software (11.02%)
Adobe, Inc.(a)	73,603	20,255,546
ANSYS, Inc.(a)	33,500	7,426,950
Autodesk, Inc.(a)	95,619	17,861,629
Crowdstrike Holdings, Inc., Class A(a)	31,587	5,205,853
Intuit, Inc.	27,230	10,546,724
Microsoft Corp.	166,953	38,883,354
Salesforce, Inc.(a)	135,874	19,544,116
SAP SE(b)	106,599	8,661,169
ServiceNow, Inc.(a)	36,715	13,863,951
Trade Desk, Inc., Class A(a)	103,711	6,196,732
Workday, Inc., Class A(a)	75,064	11,426,242
		159,872,266
Technology Hardware, Storage & Peripherals (0.40%)
Hewlett Packard Enterprise Co.	490,898	5,880,958

MATERIALS (5.51%)
Chemicals (3.64%)
Corteva, Inc.	217,400	12,424,410
Dow Chemical Co.	240,071	10,546,319
Ecolab, Inc.	112,000	16,175,040
RPM International, Inc.	83,400	6,948,054
Sherwin-Williams Co.	33,012	6,759,207
		52,853,030
Construction Materials (0.59%)
Martin Marietta Materials, Inc.	26,700	8,599,803

Containers & Packaging (1.28%)
Avery Dennison Corp.	62,911	10,235,620
Ball Corp.	172,278	8,324,473
		18,560,093
REAL ESTATE (2.25%)
Equity Real Estate Investment Trusts (REITs) (2.25%)
American Tower Corp.	54,800	11,765,560
Crown Castle, Inc.	50,600	7,314,230
Equinix, Inc.	15,917	9,054,226
Equity LifeStyle Properties, Inc.	72,445	4,552,444
		32,686,460

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
UTILITIES (2.66%)
Electric Utilities (2.13%)
Edison International	176,722	$9,998,931
NRG Energy, Inc.	336,915	12,893,737
Xcel Energy, Inc.	124,034	7,938,176
		30,830,844
Gas Utilities (0.53%)
Atmos Energy Corp.	76,000	7,740,600

TOTAL COMMON STOCKS
(COST OF $1,414,444,504)		1,422,574,919

SHORT TERM INVESTMENTS (2.78%)
MONEY MARKET FUND (2.01%)
State Street Institutional US Government Money Market Fund, 2.92%(d)
(COST OF $29,155,181)	29,155,181	29,155,181

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.77%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%
(COST OF $11,165,450)	11,165,450	11,165,450

TOTAL SHORT TERM INVESTMENTS
(COST OF $40,320,631)		40,320,631

TOTAL INVESTMENTS (100.81%)
(COST OF $1,454,765,135)		1,462,895,550

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.81%)		(11,705,103)

NET ASSETS (100.00%)		$1,451,190,447

NET ASSET VALUE PER SHARE
(262,694,494 SHARES OUTSTANDING)		$5.52

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,905,831.
(d)	Rate reflects seven-day effective yield on September 30, 2022.

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2022	13

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2022 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). Effective September 8, 2022, the Board approved changes to the Fund's valuation policy to comply with Rule 2a-5 and designated ALPS Advisors, Inc. (the "Advisor") as the Fund's Valuation Designee (as defined in the rule). The Valuation Designee will be responsible determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Advisor’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2022, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2022 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2022:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$12,905,831	$11,165,450	$2,008,125	$13,173,575

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Third Quarter Report (Unaudited) | September 30, 2022	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2022 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,422,574,919	$–	$–	$1,422,574,919
Short Term Investments	40,320,631	–	–	40,320,631
Total	$1,462,895,550	$–	$–	$1,462,895,550

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Description of Lipper Benchmark and Market Indices

(Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P 500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index

Measures the performance of those Russell 3000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index

A large-cap U.S. equities index that includes 500 leading companies and represents approximately 80% of the total domestic U.S. equity market capitalization.

An investor cannot invest directly in an index.

Third Quarter Report (Unaudited) | September 30, 2022	17